Acquisitions and divestments (Tables)	12 Months Ended
Dec. 31, 2011
Partnership
Acquisition and divestments
Schedule of allocation of the purchase price

Fair value of consideration transferred:
Cash	$601,766
Equity	407,424

Total purchase price	$1,009,190

Preliminary purchase price allocation
Working capital	$37,951
Property, plant and equipment	1,024,015
Intangibles	528,531
Other long-term assets	224,295
Long-term debt	(621,551)
Other long-term liabilities	(129,341)
Deferred tax liability	(164,539)

Total identifiable net assets	899,361
Preferred shares	(221,304)
Goodwill	331,133

Total purchase price	1,009,190
Less cash acquired	(22,683)

Cash paid, net of cash acquired	$986,507

Schedule of pro forma results of operations

	Unaudited
	Years ended December 31,
	2011	2010
Total project revenue	$694,162	$669,985
Net income (loss) attributable to Atlantic Power Corporation	(95,772)	(2,462)
Net income (loss) per share attributable to Atlantic Power Corporation shareholders:
Basic	$(0.85)	$(0.02)
Diluted	$(0.85)	$(0.02)

Cadillac
Acquisition and divestments
Schedule of allocation of the purchase price

Recognized amounts of identifiable assets acquired and liabilities assumed:
Working capital	$5,643
Property, plant and equipment	42,101
Power purchase agreements	36,420
Interest rate swap derivative	(4,038)
Project-level debt	(43,131)

Total purchase price	36,995
Less cash acquired	(1,870)

Cash paid, net of cash acquired	$35,125

Rollcast Energy, Inc.
Acquisition and divestments
Schedule of allocation of the purchase price

Fair value of consideration transferred:
Cash	$1,200
Other items to be allocated to identifiable assets acquired and liabilities assumed:
Fair value of our investment in Rollcast at the acquisition date	2,758
Fair value of noncontrolling interest in Rollcast	3,410
Gain recognized on the step acquisition	211

Total	$7,579

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$1,524
Property, plant and equipment	130
Prepaid expenses and other assets	133
Capitalized development costs	2,705
Trade and other payables	(448)

Total identifiable net assets	4,044
Goodwill	3,535

$7,579